SCHEDULE OF COMMON STOCK CONVERSION INTO DEBT (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
		Jun. 09, 2021	Feb. 15, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value						$ 1,100,779	$ 3,577,005		$ 506,468
Number of shares issued, shares				200,000			8,062,244
Proceeds from common stock						100,031
Stock issued during period, value, issued for services					$ 565,250	$ 746,399
Accounts Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services									32,000
Stock issued during period, value, issued for services									$ 37,760
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jan. 07, 2020		Jan. 22, 2019
Common shares issued							53,764		10,189
Fair value							$ 53,226	[1]	$ 28,527	[2]
Converted balance							20,000	[3]	15,690	[4]
Loss on conversion							$ (33,226)		$ (12,837)
Number of shares issued, shares			375,000
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Feb. 04, 2020		Mar. 11, 2019
Common shares issued							135,802		18,606
Fair value							$ 127,654	[1]	$ 37,211	[2]
Converted balance							20,000	[3]	12,280	[4]
Loss on conversion							$ (107,654)		$ (24,931)
Number of shares issued, shares			200,000
Common Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Feb. 07, 2020		Mar. 15, 2019
Common shares issued							151,234		27,137
Fair value							$ 142,160	[1]	$ 54,238	[2]
Converted balance							24,500	[3]	17,899	[4]
Loss on conversion							$ (117,660)		$ (36,339)
Number of shares issued, shares			3,964,542
Common Stock Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Feb. 26, 2020		Jun. 17, 2019
Common shares issued							151,515		45,216
Fair value							$ 45,455	[1]	$ 58,781	[2]
Converted balance							20,000	[3]	31,651	[4]
Loss on conversion							$ (25,455)		$ (27,130)
Number of shares issued, shares			150,000
Common Stock Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Feb. 26, 2020		Jun. 20, 2019
Common shares issued							140,151		34,450
Fair value							$ 39,242	[1]	$ 36,517	[2]
Converted balance							18,500	[3]	19,895	[4]
Loss on conversion							$ (20,742)		$ (16,622)
Number of shares issued, shares			115,000
Common Stock Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Mar. 09, 2020		Jul. 17, 2019
Common shares issued							170,000		37,900
Fair value							$ 27,200	[1]	$ 33,352	[2]
Converted balance							13,090	[3]	5,628	[4]
Loss on conversion							$ (14,110)		$ (27,724)
Common Stock Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Mar. 09, 2020		Aug. 26, 2019
Common shares issued							195,547		40,000
Fair value							$ 68,441	[1]	$ 27,020	[2]
Converted balance							13,000	[3]	6,620	[4]
Loss on conversion							$ (55,441)		$ (20,400)
Common Stock Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Mar. 11, 2020		Sep. 18, 2019
Common shares issued							180,505		39,500
Fair value							$ 63,177	[1]	$ 49,376	[2]
Converted balance							12,000	[3]	8,255	[4]
Loss on conversion							$ (51,177)		$ (41,121)
Common Stock Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Apr. 01, 2020		Oct. 11, 2019
Common shares issued							140,000		35,000
Fair value							$ 9,800	[1]	$ 44,450	[2]
Converted balance							3,889	[3]	13,475	[4]
Loss on conversion							$ (5,911)		$ (30,975)
Common Stock Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Apr. 01, 2020		Nov. 13, 2019
Common shares issued							220,000		47,500
Fair value							$ 15,400	[1]	$ 77,899	[2]
Converted balance							6,666	[3]	18,810	[4]
Loss on conversion							$ (8,734)		$ (59,089)
Common Stock Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Apr. 02, 2020		Nov. 07, 2019
Common shares issued							218,678		23,149
Fair value							$ 16,379	[1]	$ 18,519	[2]
Converted balance							7,000	[3]	10,000	[4]
Loss on conversion							$ (9,379)		$ (8,519)
Common Stock Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Apr. 21, 2020		Dec. 19, 2019
Common shares issued							264,026		48,889
Fair value							$ 24,649	[1]	$ 40,578	[2]
Converted balance							8,000	[3]	22,000	[4]
Loss on conversion							$ (16,649)		$ (18,578)
Common Stock Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 15, 2020
Common shares issued							258,000
Fair value	[1]						$ 25,800
Converted balance	[3]						7,166
Loss on conversion							$ (18,634)
Common Stock Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 19, 2020
Common shares issued							426,000
Fair value	[1]						$ 80,940
Converted balance	[3]						17,338
Loss on conversion							$ (63,602)
Common Stock Fifteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 19, 2020
Common shares issued							675,675
Fair value	[1]						$ 100,000
Converted balance	[3]						30,000
Loss on conversion							$ (70,000)
Common Stock Sixteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 19, 2020
Common shares issued							350,000
Fair value	[1]						$ 33,250
Converted balance	[3]						12,705
Loss on conversion							$ (20,545)
Common Stock Seventeen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 19, 2020
Common shares issued							337,837
Fair value	[1]						$ 50,000
Converted balance	[3]						15,000
Loss on conversion							$ (35,000)
Common Stock Eighteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 21, 2020
Common shares issued							298,606
Fair value	[1]						$ 56,735
Converted balance	[3]						13,258
Loss on conversion							$ (43,477)
Common Stock Nineteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							May 21, 2020
Common shares issued							611,111
Fair value	[1]						$ 116,111
Converted balance	[3]						27,750
Loss on conversion							$ (88,361)
Common Stock Twenty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 08, 2020
Common shares issued							500,000
Fair value	[1]						$ 45,000
Converted balance	[3]						10,500
Loss on conversion							$ (34,500)
Common Stock Twenty One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 08, 2020
Common shares issued							857,142
Fair value	[1]						$ 72,857
Converted balance	[3]						18,000
Loss on conversion							$ (54,857)
Common Stock Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 08, 2020
Common shares issued							600,000
Fair value	[1]						$ 22,800
Converted balance	[3]						11,549
Loss on conversion							$ (11,251)
Common Stock Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 08, 2020
Common shares issued							639,846
Fair value	[1]						$ 51,188
Converted balance	[3]						13,437
Loss on conversion							$ (37,751)
Common Stock Twenty Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 08, 2020
Common shares issued							880,952
Fair value	[1]						$ 70,476
Converted balance	[3]						18,500
Loss on conversion							$ (51,976)
Common Stock Twenty Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 10, 2020
Common shares issued							809,523
Fair value	[1]						$ 29,952
Converted balance	[3]						17,000
Loss on conversion							$ (12,952)
Common Stock Twenty Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 17, 2020
Common shares issued							1,121,212
Fair value	[1]						$ 55,948
Converted balance	[3]						18,500
Loss on conversion							$ (37,448)
Common Stock Twenty Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 17, 2020
Common shares issued							1,151,515
Fair value	[1]						$ 46,291
Converted balance	[3]						19,500
Loss on conversion							$ (26,791)
Common Stock Twenty Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 20, 2020
Common shares issued							1,130,000
Fair value	[1]						$ 45,426
Converted balance	[3]						17,091
Loss on conversion							$ (28,335)
Common Stock Twenty Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Jul. 23, 2020
Common shares issued							879,157
Fair value	[1]						$ 43,870
Converted balance	[3]						14,506
Loss on conversion							$ (29,364)
Common Stock Thirty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 03, 2020
Common shares issued							1,309,824
Fair value	[1]						$ 35,234
Converted balance	[3]						14,146
Loss on conversion							$ (21,088)
Common Stock Thirty One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 03, 2020
Common shares issued							1,638,117
Fair value	[1]						$ 33,991
Converted balance	[3]						17,692
Loss on conversion							$ (16,299)
Common Stock Thirty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 10, 2020
Common shares issued							1,412,525
Fair value	[1]						$ 30,553
Converted balance	[3]						15,255
Loss on conversion							$ (15,298)
Common Stock Thirty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 13, 2020
Common shares issued							1,000,000
Fair value	[1]						$ 20,100
Converted balance	[3]						15,000
Loss on conversion							$ (5,100)
Common Stock Thirty Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 13, 2020
Common shares issued							1,130,000
Fair value	[1]						$ 25,877
Converted balance	[3]						11,311
Loss on conversion							$ (14,566)
Common Stock Thirty Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 13, 2020
Common shares issued							1,465,201
Fair value	[1]						$ 29,451
Converted balance	[3]						16,000
Loss on conversion							$ (13,451)
Common Stock Thirty Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 19, 2020
Common shares issued							1,484,615
Fair value	[1]						$ 22,269
Converted balance	[3]						19,300
Loss on conversion							$ (2,969)
Common Stock Thirty Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 25, 2020
Common shares issued							1,750,000
Fair value	[1]						$ 125,125
Converted balance	[3]						11,340
Loss on conversion							$ (113,785)
Common Stock Thirty Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 25, 2020
Common shares issued							1,483,146
Fair value	[1]						$ 106,045
Converted balance	[3]						13,200
Loss on conversion							$ (92,845)
Common Stock Thirty Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 25, 2020
Common shares issued							620,033
Fair value	[1]						$ 44,332
Converted balance	[3]						4,018
Loss on conversion							$ (40,314)
Common Stock Forty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 25, 2020
Common shares issued							1,490,000
Fair value	[1]						$ 106,535
Converted balance	[3]						8,851
Loss on conversion							$ (97,684)
Common Stock Forty One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 25, 2020
Common shares issued							1,893,939
Fair value	[1]						$ 135,417
Converted balance	[3]						12,500
Loss on conversion							$ (122,917)
Common Stock Forty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 26, 2020
Common shares issued							1,818,182
Fair value	[1]						$ 130,000
Converted balance	[3]						12,000
Loss on conversion							$ (118,000)
Common Stock Forty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 27, 2020
Common shares issued							1,808,989
Fair value	[1]						$ 156,839
Converted balance	[3]						16,100
Loss on conversion							$ (140,739)
Common Stock Forty Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Aug. 31, 2020
Common shares issued							1,808,989
Fair value	[1]						$ 84,842
Converted balance	[3]						16,100
Loss on conversion							$ (68,742)
Common Stock Forty Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 01, 2020
Common shares issued							1,560,000
Fair value	[1]						$ 79,560
Converted balance	[3]						9,266
Loss on conversion							$ (70,294)
Common Stock Forty Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 02, 2020
Common shares issued							1,808,989
Fair value	[1]						$ 80,283
Converted balance	[3]						16,100
Loss on conversion							$ (64,183)
Common Stock Forty Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 09, 2020
Common shares issued							1,808,989
Fair value	[1]						$ 66,119
Converted balance	[3]						16,100
Loss on conversion							$ (50,019)
Common Stock Forty Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 10, 2020
Common shares issued							2,727,273
Fair value	[1]						$ 92,045
Converted balance	[3]						18,000
Loss on conversion							$ (74,045)
Common Stock Forty Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 14, 2020
Common shares issued							1,560,000
Fair value	[1]						$ 46,566
Converted balance	[3]						9,266
Loss on conversion							$ (37,300)
Common Stock Fifty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 17, 2020
Common shares issued							345,291
Fair value	[1]						$ 12,879
Converted balance	[3]						7,700
Loss on conversion							$ (5,179)
Common Stock Fifty One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 18, 2020
Common shares issued							2,938,117
Fair value	[1]						$ 113,705
Converted balance	[3]						19,039
Loss on conversion							$ (94,666)
Common Stock Fifty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 22, 2020
Common shares issued							1,515,151
Fair value	[1]						$ 57,879
Converted balance	[3]						10,000
Loss on conversion							$ (47,879)
Common Stock Fifty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 24, 2020
Common shares issued							412,831
Fair value	[1]						$ 51,232
Converted balance	[3]						5,699
Loss on conversion							$ (45,533)
Common Stock Fifty Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Date issued							Sep. 29, 2020
Common shares issued							2,600,000
Fair value	[1]						$ 310,700
Converted balance	[3]						15,444
Loss on conversion							$ (295,256)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued							52,937,999		407,536
Fair value							$ 3,577,005	[1]	$ 506,468	[2]
Converted balance							777,872	[3]	182,203	[4]
Loss on conversion							$ (2,799,133)		$ (324,265)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued					10,839,138	4,978,451	52,937,999		407,536
Fair value					$ 2,140,976	$ 4,981	$ 52,941		$ 408
Number of shares issued, shares		1,780,000			115,000	191,865	191,865
Proceeds from common stock		$ 415,750			$ 60,835		$ 100,031
Stock issued during period, shares, issued for services					1,780,000	1,503,000	4,303,000		72,295
Stock issued during period, value, issued for services					$ 1,780	$ 1,503	$ 1,360,784		$ 63,437
Common Stock [Member] | Pursuant to Share Settled Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares							3,264,285
Proceeds from common stock							$ 52,229
Common Stock to be Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value
Number of shares issued, shares			3,264,285
Stock issued during period, value, issued for services					$ 149,500
Common Stock to be Issued [Member] | Accounts Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services							4,874,690
Stock issued during period, value, issued for services							$ 1,383,815

[1]	Fair values are derived based on the closing price of the Company’s common stock on the date of the conversion notice.
[2]	Fair values are derived based on the closing price of the Company’s common stock on the date of the conversion notice.
[3]	Converted balance includes portions of principal, accrued interest, financing fees, interest penalties and other fees converted upon the issuance of shares of common stock.
[4]	Converted balance includes portions of principal, accrued interest, accounts payable, financing fees and interest penalties converted upon the issuance of shares of common stock.